                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-00005

                        LORD ABBETT AFFLIATED FUND, INC.
               (Exact name of Registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------


Date of fiscal year end: 10/31

Date of reporting period: 10/31/2005

ITEM 1:   REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2005
  ANNUAL
    REPORT

  LORD ABBETT
    AFFILIATED FUND


  FOR THE FISCAL YEAR ENDED OCTOBER 31, 2005

================================================================================

LORD ABBETT AFFILIATED FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED OCTOBER 31, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Affiliated Fund's strategies and performance for the fiscal year ended October 31, 2005. On this and the following pages, we discuss the major factors that influenced the fund's performance.

    Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE FISCAL YEAR ENDED OCTOBER 31, 2005?

A: Despite sharply higher energy prices, continued short-term interest rate hikes by the Federal Reserve Board (the Fed), and a devastating hurricane season for the Gulf Coast region, U.S. real (i.e., after inflation) gross domestic product (GDP) continued to grow at a strong, if not robust, pace. Americans' real disposable personal income also grew, while real consumer spending rose even more. Durable goods orders surged largely due to high discounts offered by American car manufacturers.

    Meanwhile, 10-year Treasury yields were volatile, reflecting investors' shifting perceptions about the health of the U.S. economy. Yields on the benchmark Treasury note began the fiscal year ended October 31, 2005, at 4.1 percent, reaching 4.5 percent by March 2005. However, this trend was disrupted in the spring and summer of 2005, amid investors' concerns about an economic slowdown, with the 10-year yield touching 4.0 percent in June. The yield then rose again in the last month of the fiscal year, driven by inflation worries; in October 2005, a strong surge in the Consumer Price Index drove the yield on the 10-year Treasury to above 4.5 percent.

    Against this backdrop of steady economic output and sharply rising short-term interest rates, equity markets rose, with the S&P 500(R) Index(1) gaining 8.7 percent in the fiscal year ended October 31, 2005. Driven by the sharp rise in oil prices, the strongest performing sectors of the S&P 500 Index in the fiscal year ended October 31, 2005 were energy stocks, recording a return of 33.7 percent, and utilities, rising 23.9 percent. "Defensive" stocks, such as the consumer staples and healthcare sectors, also outperformed the S&P 500 Index, while economically sensitive sectors, such as materials, industrials, telecommunication services, and consumer discretionary, underperformed.

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED OCTOBER 31, 2005?

A: The fund returned 7.4 percent, reflecting performance at the net asset value
(NAV) of

================================================================================

Class A shares with all distributions reinvested, compared to its benchmark, the Russell 1000(R) Value Index,(2) which returned 11.9 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 1.21 PERCENT, 5
YEARS: 1.63 PERCENT, AND 10 YEARS: 9.92 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge
(CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The greatest detractor to the fund's performance relative to its benchmark for the fiscal year ended October 31, 2005, was stock selection within the consumer staples sector. Consumer staples companies include those that produce or sell regularly consumed goods, such as food, beverages, tobacco, prescription drugs, and household products. The fund's performance was hurt because it did not own certain strong-performing holdings that were held by the benchmark during the fiscal year ended October 31, 2005. In addition, the fund's investment in Kraft Foods Inc., a global provider of branded foods and beverages, took away from relative performance. The company suffered due to the continuation of overall high dairy costs, which affected profit margins.

    Stock selection and an overweight position within the materials and processing sector also negatively affected the fund's relative performance for the fiscal year ended October 31, 2005. Alcoa Inc., an aluminum products producer, and International Paper Co., a producer of paper, packaging, and forest products, underperformed, as high energy costs reduced profits.

    Selection of stocks and an overweight position within the technology sector were the largest contributors to fund performance relative to the benchmark for the fiscal year ended October 31, 2005. Apple Computer, Inc., a personal computer company, strongly outperformed, as consumer demand for its products continued to exceed expectations. Motorola, Inc., a communications technology and electronics company, benefited from competitive products and

================================================================================

an apparently successful management transition. Another technology holding, Hewlett-Packard Co., a provider of personal computers, printers, and related products, reported strong performance, as the company showed improvement under a new CEO.

    Although an overweight position within the healthcare sector detracted from performance relative to its benchmark, it was offset by strong stock selection within that sector. Cardinal Health, Inc., a provider of products, services, and technologies supporting the healthcare industry, was a strong performer, as it transitioned its business model. Also, four large pharmaceutical company holdings - Baxter International Inc., Novartis AG, Wyeth, and GlaxoSmithKline plc - contributed strong returns, as their drug-development pipelines were filled with potential opportunities.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

    A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance. This popular index includes a representative sample of leading companies in leading industries.

(2) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the fund's management and the portfolio holdings described in this report are as of October 31, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the fund, please see the fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges, and would be different if sales charges were included. The fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

================================================================================

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Russell 1000(R) Value Index, the S&P 500(R) Index and the S&P 500/Barra Value Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

              THE FUND (CLASS A SHARES)   THE FUND (CLASS A SHARES) AT    RUSSELL 1000(R)        S&P 500(R)      S&P 500/BARRA
                 AT NET ASSET VALUE         MAXIMUM OFFERING PRICE(1)      VALUE INDEX(2)         INDEX(2)       VALUE INDEX(2)
11/1/1995             $   10,000                   $    9,425                $   10,000          $   10,000       $   10,000
10/31/1996            $   12,322                   $   11,613                $   12,374          $   12,408       $   12,461
10/31/1997            $   15,500                   $   14,609                $   16,481          $   16,391       $   16,163
10/31/1998            $   17,092                   $   16,109                $   18,925          $   19,999       $   18,061
10/31/1999            $   20,628                   $   19,442                $   22,051          $   25,130       $   21,494
10/31/2000            $   23,749                   $   22,383                $   23,269          $   26,658       $   23,575
10/31/2001            $   20,904                   $   19,702                $   20,509          $   20,023       $   19,232
10/31/2002            $   18,351                   $   17,296                $   18,454          $   16,999       $   16,197
10/31/2003            $   22,769                   $   21,459                $   22,676          $   20,534       $   20,218
10/31/2004            $   25,435                   $   23,972                $   26,180          $   22,466       $   23,141
10/31/2005            $   27,312                   $   25,742                $   29,285          $   24,425       $   25,494

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE PERIODS ENDED OCTOBER 31, 2005

                        1 YEAR     5 YEARS      10 YEARS      INCEPTION
          CLASS A(3)     1.21%       1.63%         9.92%            --
          CLASS B(4)     2.75%       2.00%           --           9.40%
          CLASS C(5)     6.77%       2.16%           --           9.40%
          CLASS P(6)     7.28%       2.74%           --           6.84%
          CLASS Y(7)     7.80%       3.21%           --           6.03%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.
(2) Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index, particularly that of the S&P 500(R) Index, is not necessarily representative of the Fund's performance.
(3) Total return, which is the percent change in net asset value, after deduction of the maximum sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2005, is calculated using the SEC-required uniform method to compute such return.
(4) Class B shares commenced operations on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years, and 0% for the life of the class.
(5) Class C shares commenced operations on August 1, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) Class P shares commenced operations on December 8, 1997. SEC effective date was November 24, 1997. Performance is at net asset value.
(7) Class Y shares commenced operations on March 27, 1998. Performance is at net asset value.

================================================================================

EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 through October 31, 2005).

ACTUAL EXPENSES

    For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 5/1/05 - 10/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

================================================================================

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               BEGINNING     ENDING     EXPENSES
                                                ACCOUNT     ACCOUNT    PAID DURING
                                                 VALUE       VALUE       PERIOD+
                                                 -----       -----       -------
                                                                        5/1/05 -
                                                5/1/05      10/31/05    10/31/05
                                                ------      --------    --------
CLASS A
Actual                                        $  1,000.00  $ 1,036.90   $   4.26
Hypothetical (5% Return Before Expenses)      $  1,000.00  $ 1,021.02   $   4.23
CLASS B
Actual                                        $  1,000.00  $ 1,033.50   $   7.59
Hypothetical (5% Return Before Expenses)      $  1,000.00  $ 1,017.74   $   7.53
CLASS C
Actual                                        $  1,000.00  $ 1,034.30   $   7.59
Hypothetical (5% Return Before Expenses)      $  1,000.00  $ 1,017.74   $   7.53
CLASS P
Actual                                        $  1,000.00  $ 1,036.50   $   4.77
Hypothetical (5% Return Before Expenses)      $  1,000.00  $ 1,020.52   $   4.74
CLASS Y
Actual                                        $  1,000.00  $ 1,039.40   $   2.47
Hypothetical (5% Return Before Expenses)      $  1,000.00  $ 1,022.79   $   2.44

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.83% for Class A, 1.48% for Classes B and C, 0.93% for Class P and 0.48% for Class Y) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

================================================================================

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
OCTOBER 31, 2005

SECTOR*                       %**
Auto & Transportation        1.45%
Consumer Discretionary       7.42%
Consumer Staples            14.70%
Financial Services          15.43%
Healthcare                  15.98%
Integrated Oils              5.00%
Materials & Processing       8.10%
Other                        3.40%
Other Energy                 3.42%
Producer Durables            7.07%
Short-Term Investment        4.59%
Technology                   7.64%
Utilities                    5.80%
Total                      100.00%

*   A sector may comprise several industries.
**  Represents percent of total investments.

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005

                                                                           VALUE
INVESTMENTS                                                 SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS 95.25%

AEROSPACE 0.20%
Boeing Co. (The)                                           597,000   $    38,590
                                                                     -----------

AGRICULTURE, FISHING & RANCHING 0.75%
Monsanto Co.                                             2,242,405       141,294
                                                                     -----------

AUTOMOBILES 0.39%
Honda Motor
Co., Ltd. ADR                                            2,636,334        73,316
                                                                     -----------

BANKS 0.40%
Mitsubishi UFJ
Financial Group,
Inc. ADR                                                 5,937,350        75,345
                                                                     -----------

BANKS: NEW YORK CITY 3.41%
Bank of New York Co.,
Inc. (The)                                               9,582,706       299,843
JPMorgan Chase & Co.                                     9,384,037       343,643
                                                                     -----------
TOTAL                                                                    643,486
                                                                     -----------

BANKS: OUTSIDE NEW YORK CITY 2.58%
Bank of America Corp.                                    6,161,366       269,498
Marshall & Ilsley Corp.                                  1,754,280        75,364
PNC Financial Services
Group, Inc. (The)                                        1,171,264        71,107
Wachovia Corp.                                           1,400,746        70,766
                                                                     -----------
TOTAL                                                                    486,735
                                                                     -----------

BEVERAGE: SOFT DRINKS 2.00%
Coca-Cola Co. (The)                                      1,408,784        60,268
PepsiCo, Inc.                                            5,367,847       317,132
                                                                     -----------
TOTAL                                                                    377,400
                                                                     -----------

BIOTECHNOLOGY RESEARCH & PRODUCTION 1.99%
Baxter Int'l., Inc.                                      9,303,358       355,668
Biogen Idec, Inc.*                                         473,250        19,228
                                                                     -----------
TOTAL                                                                    374,896
                                                                     -----------

CHEMICALS 1.46%
E.I. du Pont de
Nemours & Co.                                            1,805,698   $    75,280
Praxair, Inc.                                            4,044,629       199,845
                                                                     -----------
TOTAL                                                                    275,125
                                                                     -----------

COMMUNICATIONS TECHNOLOGY 1.93%
Motorola, Inc.                                          16,410,976       363,667
                                                                     -----------

COMPUTER SERVICES, SOFTWARE &
SYSTEMS 1.67%
Microsoft Corp.                                         12,254,900       314,951
                                                                     -----------

COMPUTER TECHNOLOGY 2.10%
Electronic Data
Systems Corp.                                            3,997,547        93,183
EMC Corp.*                                               3,335,594        46,565
Hewlett-Packard Co.                                      9,084,401       254,727
Sun Microsystems, Inc.*                                    412,600         1,650
                                                                     -----------
TOTAL                                                                    396,125
                                                                     -----------

CONSUMER PRODUCTS 1.55%
Kimberly-Clark Corp.                                     5,140,485       292,185
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES 2.86%
Citigroup, Inc.                                          5,831,900       266,984
iShares MSCI Japan
Index Fund                                              19,764,575       239,349
Marsh & McLennan
Cos., Inc.                                                 447,300        13,039
Morgan Stanley                                             366,600        19,947
                                                                     -----------
TOTAL                                                                    539,319
                                                                     -----------

DRUG & GROCERY STORE CHAINS 2.72%
CVS Corp.                                                6,655,530       162,462
Kroger Co. (The)*                                       17,596,401       350,168
                                                                     -----------
TOTAL                                                                    512,630
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2005

                                                                           VALUE
INVESTMENTS                                                 SHARES         (000)
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS 13.08%
GlaxoSmithKline
plc ADR                                                  6,113,366   $   317,834
Johnson & Johnson                                        2,991,275       187,314
MedImmune, Inc.*                                         4,651,731       162,717
Novartis AG ADR                                          8,720,090       469,315
Pfizer, Inc.                                            21,835,214       474,698
Schering-Plough Corp.                                    9,932,258       202,022
Teva Pharmaceutical
Industries Ltd. ADR                                      5,057,369       192,787
Wyeth                                                   10,277,351       457,959
                                                                     -----------
TOTAL                                                                  2,464,646
                                                                     -----------

ELECTRICAL EQUIPMENT & COMPONENTS 1.75%
Emerson Electric Co.                                     4,742,769       329,860
                                                                     -----------

ELECTRONICS: MEDICAL SYSTEMS 0.68%
Medtronic, Inc.                                          2,277,105       129,021
                                                                     -----------

ELECTRONICS: TECHNOLOGY 1.93%
General Dynamics Corp.                                   1,734,085       201,674
Raytheon Co.                                             4,380,676       161,866
                                                                     -----------
TOTAL                                                                    363,540
                                                                     -----------

ENGINEERING & CONTRACTING SERVICES 0.83%
Fluor Corp.                                              2,447,048       155,632
                                                                     -----------

ENTERTAINMENT 1.11%
Walt Disney Co. (The)                                    8,568,490       208,814
                                                                     -----------

FERTILIZERS 0.27%
Potash Corp. of
Saskatchewan Inc.(a)                                       616,688        50,766
                                                                     -----------

FINANCIAL DATA PROCESSING
SERVICES & SYSTEMS 1.80%
Automatic Data
Processing, Inc.                                         7,254,355       338,488
                                                                     -----------

FINANCIAL MISCELLANEOUS 0.16%
Federal Home Loan
Mortgage Corp.                                             494,724        30,351
                                                                     -----------

FOODS 4.49%
Campbell Soup Co.                                        8,416,157   $   244,910
General Mills, Inc.                                      1,195,200        57,681
H.J. Heinz Co.                                           3,805,080       135,080
Kraft Foods, Inc.
Class A                                                 14,436,716       408,559
                                                                     -----------
TOTAL                                                                    846,230
                                                                     -----------

GOLD 2.87%
Barrick Gold Corp.(a)                                    8,281,348       209,104
Newmont Mining Corp.                                     7,778,308       331,356
                                                                     -----------
TOTAL                                                                    540,460
                                                                     -----------

HOUSEHOLD FURNISHINGS 0.57%
Newell Rubbermaid,
Inc.                                                     4,661,588       107,170
                                                                     -----------

IDENTIFICATION CONTROL & FILTER
DEVICES 2.14%
Pall Corp.                                               4,198,034       109,821
Parker Hannifin Corp.                                    4,686,541       293,752
                                                                     -----------
TOTAL                                                                    403,573
                                                                     -----------

INSURANCE: MULTI-LINE 3.51%
Aflac, Inc.                                              3,945,235       188,503
American Int'l
Group, Inc.                                              4,596,900       297,879
Hartford Financial
Services Group,
Inc. (The)                                               2,207,730       176,067
                                                                     -----------
TOTAL                                                                    662,449
                                                                     -----------

INSURANCE: PROPERTY-CASUALTY 0.67%
ACE Ltd.(a)                                              2,428,040       126,501
                                                                     -----------

MACHINERY: AGRICULTURAL 1.54%
Deere & Co.                                              4,792,936       290,835
                                                                     -----------

MACHINERY: CONSTRUCTION & HANDLING 1.22%
Caterpillar Inc.                                         4,364,848       229,547
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2005

                                                                           VALUE
INVESTMENTS                                                 SHARES         (000)
--------------------------------------------------------------------------------
MACHINERY: OIL WELL EQUIPMENT &
SERVICES 3.01%

Baker Hughes Inc.                                        3,385,937   $   186,091
Schlumberger Ltd.(a)                                     4,200,229       381,255
                                                                     -----------
TOTAL                                                                    567,346
                                                                     -----------

MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 0.20%
Guidant Corp.                                              600,529        37,833
                                                                     -----------

MISC. CONSUMER STAPLES 1.18%
Diageo plc ADR                                           3,734,287       221,929
                                                                     -----------

MULTI-SECTOR COMPANIES 3.40%
Eaton Corp.                                              1,771,916       104,242
General Electric Co.                                    11,417,894       387,181
Honeywell Int'l., Inc.                                   4,362,019       149,181
                                                                     -----------
TOTAL                                                                    640,604
                                                                     -----------

OFFICE FURNITURE & BUSINESS
EQUIPMENT 0.20%
Xerox Corp.*                                             2,817,794        38,237
                                                                     -----------

OIL: INTEGRATED INTERNATIONAL 4.99%
Exxon Mobil Corp.                                       16,757,683       940,776
                                                                     -----------

PAPER 1.92%
International Paper Co.                                 12,372,729       361,036
                                                                     -----------

PUBLISHING: NEWSPAPERS 1.10%
Tribune Co.                                              6,553,420       206,498
                                                                     -----------

RAILROADS 1.05%
Union Pacific Corp.                                      2,866,899       198,332
                                                                     -----------

RECREATIONAL VEHICLES & BOATS 0.01%
Harley-Davidson, Inc.                                       32,800         1,625
                                                                     -----------

RETAIL 1.75%
Wal-Mart Stores, Inc.                                    6,979,200       330,186
                                                                     -----------

SERVICES: COMMERCIAL 0.94%
Expedia, Inc.*                                             372,719   $     7,003
IAC/InterActiveCorp*                                       610,394        15,626
Waste Management,
Inc.                                                     5,217,499       153,969
                                                                     -----------
TOTAL                                                                    176,598
                                                                     -----------

SHOES 0.39%
NIKE, Inc. Class B                                         880,085        73,971
                                                                     -----------

SOAPS & HOUSEHOLD CHEMICALS 4.29%
Clorox Co. (The)                                         3,125,152       169,133
Procter & Gamble
Co. (The)                                               11,416,467       639,208
                                                                     -----------
TOTAL                                                                    808,341
                                                                     -----------

UTILITIES: CABLE TV & RADIO 1.10%
Comcast Corp. Class A*                                   7,562,254       207,281
                                                                     -----------

UTILITIES: ELECTRICAL 1.35%
Ameren Corp.                                               970,681        51,058
PG&E Corp.                                               1,280,275        46,576
Progress Energy, Inc.                                    2,428,440       105,856
Southern Co. (The)                                       1,465,437        51,276
                                                                     -----------
TOTAL                                                                    254,766
                                                                     -----------

UTILITIES: GAS PIPELINES 0.41%
El Paso Corp.                                            6,502,956        77,125
                                                                     -----------

UTILITIES: TELECOMMUNICATIONS 3.33%
BellSouth Corp.                                          5,702,588       148,381
SBC Communications
Inc.                                                    12,416,615       296,136
Sprint Nextel Corp.                                      7,495,270       174,715
Verizon
Communications Inc.                                        293,800         9,258
                                                                     -----------
TOTAL                                                                    628,490
                                                                     -----------
TOTAL COMMON STOCKS
(cost $15,779,721,252)                                                17,953,921
                                                                     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 2005

                                                                         PRINCIPAL
                                                                            AMOUNT          VALUE
INVESTMENTS                                                                  (000)          (000)
-------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 4.58%

REPURCHASE AGREEMENT 4.58%

Repurchase Agreement dated 10/31/2005, 3.30% due 11/1/2005 with
State Street Bank & Trust Co. collateralized by $100,000,000 of Federal
Farm Credit Bank at 3.375% due 7/15/2008 and $190,575,000 of
Federal Home Loan Bank at 3.875% to 5.80% due from 12/20/2006 to
9/17/2008 and $188,460,000 of Federal Home Loan Mortage
Corp. at 4.125% to 5.625% due from 4/2/2007 to 11/15/2011 and
$375,000,000 of Federal National Mortgage Assoc. at 2.35% to 7.125%
due from 4/5/2007 to 6/15/2010; value: $880,947,971;
proceeds: $863,748,986 (cost $863,669,816)                               $ 863,670   $    863,670
                                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES 99.83%
(cost $16,643,391,068)                                                                 18,817,591
                                                                                     ============
OTHER ASSETS IN EXCESS OF LIABILITIES 0.17%                                                32,223
                                                                                     ============
NET ASSETS 100.00%                                                                   $ 18,849,814
                                                                                     ============

  * Non-income producing security.
(a) Foreign security traded in U.S. dollars.
ADR American Depositary Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2005

ASSETS:
Investment in securities, at value (cost $16,643,391,068)                          $   18,817,591,521
Receivables:
   Interest and dividends                                                                  23,301,266
   Investment securities sold                                                             142,527,879
   Capital shares sold                                                                     13,517,264
Prepaid expenses and other assets                                                             644,115
-----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                           18,997,582,045
-----------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                                                        100,405,095
   Capital shares reacquired                                                               22,747,513
   Management fee                                                                           5,024,488
   12b-1 distribution fees                                                                 10,956,649
   Fund administration                                                                        635,553
   Directors' fees                                                                          4,230,895
   To affiliate                                                                                27,368
Accrued expenses and other liabilities                                                      3,740,146
-----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                         147,767,707
=====================================================================================================
NET ASSETS                                                                         $   18,849,814,338
=====================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                    $   15,353,499,286
Undistributed net investment income                                                        13,311,724
Accumulated net realized gain on investments                                            1,308,802,875
Net unrealized appreciation on investments                                              2,174,200,453
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $   18,849,814,338
=====================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                     $   14,513,172,954
Class B Shares                                                                     $    1,366,197,172
Class C Shares                                                                     $    1,552,368,866
Class P Shares                                                                     $      368,761,446
Class Y Shares                                                                     $    1,049,313,900
OUTSTANDING SHARES BY CLASS:
Class A Shares (1.6 billion shares of common stock authorized, $.001 par value)           999,325,815
Class B Shares (300 million shares of common stock authorized, $.001 par value)            93,882,965
Class C Shares (300 million shares of common stock authorized, $.001 par value)           106,861,017
Class P Shares (200 million shares of common stock authorized, $.001 par value)            25,432,648
Class Y Shares (100 million shares of common stock authorized, $.001 par value)            72,087,263
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                     $            14.52
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                                    $            15.41
Class B Shares-Net asset value                                                     $            14.55
Class C Shares-Net asset value                                                     $            14.53
Class P Shares-Net asset value                                                     $            14.50
Class Y Shares-Net asset value                                                     $            14.56

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME:
Dividends                                                                          $      384,069,053
Interest                                                                                   15,090,741
Securities lending-net                                                                         76,902
Foreign withholding tax                                                                    (1,922,227)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   397,314,469
-----------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                             58,272,153
12b-1 distribution plan-Class A                                                            51,312,104
12b-1 distribution plan-Class B                                                            14,544,159
12b-1 distribution plan-Class C                                                            15,797,177
12b-1 distribution plan-Class P                                                             1,591,462
Shareholder servicing                                                                      19,589,980
Professional                                                                                  467,679
Reports to shareholders                                                                     1,531,794
Fund administration                                                                         7,642,954
Custody                                                                                       667,989
Directors' fees                                                                             1,018,286
Registration                                                                                  517,052
Subsidy (See Note 3)                                                                          988,001
Other                                                                                         354,411
-----------------------------------------------------------------------------------------------------
Gross expenses                                                                            174,295,201
   Expense reductions (See Note 7)                                                           (312,717)
-----------------------------------------------------------------------------------------------------
NET EXPENSES                                                                              173,982,484
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                     223,331,985
=====================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                                 1,321,998,860
Net change in unrealized appreciation (depreciation) on investments                      (229,587,425)
=====================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                        1,092,411,435
=====================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    1,315,743,420
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE YEAR ENDED    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                           OCTOBER 31, 2005      OCTOBER 31, 2004
OPERATIONS:
Net investment income                                          $      223,331,985    $      138,202,021
Net realized gain (loss) on investments                             1,321,998,860           387,399,016
Net change in unrealized appreciation (depreciation)
   on investments                                                    (229,587,425)        1,222,893,355
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                1,315,743,420         1,748,494,392
=======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                           (202,483,330)         (190,044,003)
   Class B                                                            (10,794,311)          (11,189,860)
   Class C                                                            (11,725,424)          (10,471,562)
   Class P                                                             (4,490,494)           (3,361,062)
   Class Y                                                            (17,245,941)          (12,996,610)
Net realized gain
   Class A                                                           (247,741,399)           (1,646,679)
   Class B                                                            (25,512,719)             (176,248)
   Class C                                                            (26,322,767)             (151,265)
   Class P                                                             (5,583,311)              (26,262)
   Class Y                                                            (16,355,732)              (84,562)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  (568,255,428)         (230,148,113)
=======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                   2,479,373,417         3,697,230,204
Reinvestment of distributions                                         474,466,035           186,023,631
Cost of shares reacquired                                          (2,733,005,061)       (1,850,042,392)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                    220,834,391         2,033,211,443
=======================================================================================================
NET INCREASE IN NET ASSETS                                            968,322,383         3,551,557,722
=======================================================================================================
NET ASSETS:
Beginning of year                                                  17,881,491,955        14,329,934,233
-------------------------------------------------------------------------------------------------------
END OF YEAR                                                    $   18,849,814,338    $   17,881,491,955
=======================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                       $       13,311,724    $       (3,709,922)
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                            YEAR ENDED 10/31
                                                     --------------------------------------------------------------
                                                        2005         2004         2003         2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $    13.95   $    12.68   $    10.80   $    13.04   $    16.47
                                                     ==========   ==========   ==========   ==========   ==========

Investment operations:
  Net investment income(a)                                  .18          .12          .13          .14          .19
  Net realized and unrealized gain (loss)                   .84         1.35         2.36        (1.59)       (1.99)
                                                     ----------   ----------   ----------   ----------   ----------

    Total from investment operations                       1.02         1.47         2.49        (1.45)       (1.80)
                                                     ----------   ----------   ----------   ----------   ----------

Distributions to shareholders from:
  Net investment income                                    (.20)        (.20)        (.20)        (.22)        (.24)
  Net realized gain                                        (.25)           -(c)      (.41)        (.57)       (1.39)
                                                     ----------   ----------   ----------   ----------   ----------

    Total distributions                                    (.45)        (.20)        (.61)        (.79)       (1.63)
                                                     ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF YEAR                         $    14.52   $    13.95   $    12.68   $    10.80   $    13.04
                                                     ==========   ==========   ==========   ==========   ==========

Total Return(b)                                            7.38%       11.71%       24.07%      (12.21)%     (11.98)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                              .82%         .83%         .84%         .85%         .79%
  Expenses, excluding expense
    reductions                                              .83%         .83%         .84%         .85%         .80%
  Net investment income                                    1.26%         .92%        1.17%        1.08%        1.28%

                                                                YEAR ENDED 10/31
                                      ----------------------------------------------------------------------
SUPPLEMENTAL DATA:                         2005          2004          2003         2002         2001
------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)       $ 14,513,173   $ 13,790,608   $ 11,322,151   $ 8,744,220   $ 9,363,248
  Portfolio turnover rate                    49.36%         33.02%         42.58%        59.88%        77.18%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                YEAR ENDED 10/31
                                                  ----------------------------------------------------------------------------
                                                      2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                $      13.97    $      12.70    $      10.81    $      13.06    $      16.49
                                                  ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                 .09             .04             .06             .06             .09
  Net realized and unrealized gain (loss)                  .85            1.34            2.36           (1.61)          (1.99)
                                                  ------------    ------------    ------------    ------------    ------------

    Total from investment operations                       .94            1.38            2.42           (1.55)          (1.90)
                                                  ------------    ------------    ------------    ------------    ------------

Distributions to shareholders from:
  Net investment income                                   (.11)           (.11)           (.12)           (.13)           (.14)
  Net realized gain                                       (.25)              -(c)         (.41)           (.57)          (1.39)
                                                  ------------    ------------    ------------    ------------    ------------

    Total distributions                                   (.36)           (.11)           (.53)           (.70)          (1.53)
                                                  ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                      $      14.55    $      13.97    $      12.70    $      10.81    $      13.06
                                                  ============    ============    ============    ============    ============

Total Return(b)                                           6.75%          10.94%          23.29%         (12.85)%        (12.53)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                            1.47%           1.48%           1.50%           1.47%           1.42%
  Expenses, excluding expense
    reductions                                            1.48%           1.48%           1.50%           1.47%           1.43%
  Net investment income                                    .61%            .27%            .51%            .46%            .62%

                                                                                YEAR ENDED 10/31
                                                  ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2005            2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                   $  1,366,197    $  1,424,229    $  1,235,238    $    928,421    $    904,004
  Portfolio turnover rate                                49.36%          33.02%          42.58%          59.88%          77.18%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                YEAR ENDED 10/31
                                                  ----------------------------------------------------------------------------
                                                      2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                $      13.95    $      12.68    $      10.80    $      13.02    $      16.49
                                                  ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                 .09             .04             .06             .08             .05
  Net realized and unrealized gain (loss)                  .85            1.34            2.35           (1.59)          (1.99)
                                                  ------------    ------------    ------------    ------------    ------------

    Total from investment operations                       .94            1.38            2.41           (1.51)          (1.94)
                                                  ------------    ------------    ------------    ------------    ------------

Distributions to shareholders from:
  Net investment income                                   (.11)           (.11)           (.12)           (.14)           (.14)
  Net realized gain                                       (.25)              -(c)         (.41)           (.57)          (1.39)
                                                  ------------    ------------    ------------    ------------    ------------

    Total distributions                                   (.36)           (.11)           (.53)           (.71)          (1.53)
                                                  ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                      $      14.53    $      13.95    $      12.68    $      10.80    $      13.02
                                                  ============    ============    ============    ============    ============

Total Return(b)                                           6.77%          10.97%          23.23%         (12.59)%        (12.79)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                            1.47%           1.48%           1.50%           1.32%           1.70%
  Expenses, excluding expense
    reductions                                            1.48%           1.48%           1.50%           1.32%           1.71%
  Net investment income                                    .60%            .27%            .51%            .61%            .32%

                                                                                YEAR ENDED 10/31
                                                  ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2005            2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                   $  1,552,369    $  1,457,255    $  1,036,160    $    692,976    $    555,759
  Portfolio turnover rate                                49.36%          33.02%          42.58%          59.88%          77.18%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                YEAR ENDED 10/31
                                                  ----------------------------------------------------------------------------
                                                      2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                $      13.93    $      12.66    $      10.78    $      13.02    $      16.45
                                                  ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                 .16             .11             .12             .12             .16
  Net realized and unrealized gain (loss)                  .85            1.35            2.36           (1.58)          (1.97)
                                                  ------------    ------------    ------------    ------------    ------------

    Total from investment operations                      1.01            1.46            2.48           (1.46)          (1.81)
                                                  ------------    ------------    ------------    ------------    ------------

Distributions to shareholders from:
  Net investment income                                   (.19)           (.19)           (.19)           (.21)           (.23)
  Net realized gain                                       (.25)              -(c)         (.41)           (.57)          (1.39)
                                                  ------------    ------------    ------------    ------------    ------------

    Total distributions                                   (.44)           (.19)           (.60)           (.78)          (1.62)
                                                  ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                      $      14.50    $      13.93    $      12.66    $      10.78    $      13.02
                                                  ============    ============    ============    ============    ============

Total Return(b)                                           7.28%          11.60%          24.01%         (12.31)%        (12.07)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                             .92%            .93%            .95%            .92%            .87%
  Expenses, excluding expense
    reductions                                             .93%            .93%            .95%            .92%            .88%
  Net investment income                                   1.14%            .82%           1.06%           1.01%           1.10%

                                                                                YEAR ENDED 10/31
                                                  ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2005            2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                   $    368,761    $    302,389    $    178,794    $     82,038    $     35,939
  Portfolio turnover rate                                49.36%          33.02%          42.58%          59.88%          77.18%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                                YEAR ENDED 10/31
                                                  ----------------------------------------------------------------------------
                                                      2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                $      13.98    $      12.70    $      10.82    $      13.07    $      16.50
                                                  ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                 .23             .17             .17             .18             .22
  Net realized and unrealized gain (loss)                  .85            1.35            2.36           (1.59)          (1.97)
                                                  ------------    ------------    ------------    ------------    ------------

    Total from investment operations                      1.08            1.52            2.53           (1.41)          (1.75)
                                                  ------------    ------------    ------------    ------------    ------------

Distributions to shareholders from:
  Net investment income                                   (.25)           (.24)           (.24)           (.27)           (.29)
  Net realized gain                                       (.25)              -(c)         (.41)           (.57)          (1.39)
                                                  ------------    ------------    ------------    ------------    ------------

    Total distributions                                   (.50)           (.24)           (.65)           (.84)          (1.68)
                                                  ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                      $      14.56    $      13.98    $      12.70    $      10.82    $      13.07
                                                  ============    ============    ============    ============    ============

Total Return(b)                                           7.80%          12.14%          24.51%         (11.96)%        (11.64)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                             .48%            .48%            .50%            .47%            .42%
  Expenses, excluding expense
    reductions                                             .48%            .48%            .50%            .47%            .43%
  Net investment income                                   1.60%           1.27%           1.51%           1.46%           1.53%

                                                                                YEAR ENDED 10/31
                                                  ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2005            2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                   $  1,049,314    $    907,011    $    557,591    $    274,454    $    215,165
  Portfolio turnover rate                                49.36%          33.02%          42.58%          59.88%          77.18%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Amount represents less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund's investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. The Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults. At its October 21, 2004 meeting, the Board of Directors voted to discontinue, as soon as practicable, the Fund's securities lending program. State Street Bank & Trust Company ("SSB") received fees of $32,958 for the year ended October 31, 2005, which are netted against Securities Lending Income on the Statement of Operations. As of October 31, 2005, there were no securities on loan.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $200 million           .50%
Next $300 million            .40%
Next $200 million           .375%
Next $200 million            .35%
Over $900 million            .30%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLAN

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEES                   CLASS A          CLASS B         CLASS C          CLASS P
--------------------------------------------------------------------------------
Service                .25%(1)             .25%            .25%             .20%
Distribution           .10%(2)             .75%            .75%             .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A.
(2) The amount of CDSC collected by the Fund for the year ended October 31, 2005 was $71,831.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the year ended October 31, 2005:

DISTRIBUTOR        DEALERS'
COMMISSIONS        CONCESSIONS
-------------------------------
$ 6,270,415        $ 34,096,316

One Director and certain of the Fund's officers have an interest in Lord Abbett.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") have entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund and Lord Abbett Income Strategy Fund (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy Expense on the Statement of Operations.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

On October 20, 2005, a net investment income distribution of $60,553,423 was declared by the Fund. In addition, on November 15, 2005, a short-term capital gain distribution of $111,743,522 and a long-term capital gain distribution of $1,199,184,526, were declared by the Fund. The distributions were paid on November 22, 2005 to shareholders of record on November 21, 2005.

The tax character of distributions paid during the years ended October 31, 2005 and 2004 are as follows:

                                               10/31/2005       10/31/2004
--------------------------------------------------------------------------
Distributions paid from:
Ordinary income                           $   272,430,204  $   228,063,097
Net long term capital gains                   295,825,224        2,085,016
--------------------------------------------------------------------------
   Total taxable distributions            $   568,255,428  $   230,148,113
==========================================================================

As of October 31, 2005, the components of accumulated earnings (losses) on a tax-basis are as follows:

Undistributed ordinary income - net       $    129,286,141
Undistributed long-term capital gains        1,199,184,526
----------------------------------------------------------
   Total undistributed earnings           $  1,328,470,667
==========================================================
Temporary differences                           (4,230,895)
Unrealized gains - net                       2,172,075,280
----------------------------------------------------------
   Total accumulated earnings - net       $  3,496,315,052
==========================================================

As of October 31, 2005, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                                 $  16,645,516,241
----------------------------------------------------------
Gross unrealized gain                        2,766,378,671
Gross unrealized loss                         (594,303,391)
----------------------------------------------------------
   Net unrealized security gain          $   2,172,075,280
==========================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

The permanent items identified during the year ended October 31, 2005, have been reclassified among the components of net assets based on their tax-basis treatment as follows:

  UNDISTRIBUTED            ACCUMULATED
 NET INVESTMENT           NET REALIZED
         INCOME                   GAIN
--------------------------------------
   $ 40,429,161          $ (40,429,161)

The permanent difference is primarily attributable to the tax treatment of short-term capital gains.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2005 were as follows:

PURCHASES            SALES
-----------------------------------
$ 9,071,111,632     $ 9,344,247,353

There were no purchases or sales of U.S. Government securities for the year ended October 31, 2005.

6.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Fees paid to outside Directors are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. For the period November 1, 2004 through December 9, 2004, the fee for this Facility was at an annual rate of .09%. Effective December 10, 2004, the Facility was renewed at an annual rate of .08%. At October 31, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended October 31, 2005.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund's performance.

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                                                 YEAR ENDED                         YEAR ENDED
                                                           OCTOBER 31, 2005                   OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------
                                                  SHARES             AMOUNT          SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                                  121,202,178   $  1,751,828,730     186,782,525   $  2,513,340,313
Reinvestment of distributions                 26,662,974        382,740,862      11,790,263        155,957,709
Shares reacquired                           (137,375,489)    (1,988,671,878)   (102,877,671)    (1,390,790,407)
--------------------------------------------------------------------------------------------------------------
Increase                                      10,489,663   $    145,897,714      95,695,117   $  1,278,507,615
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                    9,726,486   $    140,864,370      16,343,934   $    221,714,546
Reinvestment of distributions                  2,067,460         29,733,497         693,511          9,192,411
Shares reacquired                            (19,826,943)      (287,339,314)    (12,382,971)      (168,101,874)
--------------------------------------------------------------------------------------------------------------
Increase (decrease)                           (8,032,997)  $   (116,741,447)      4,654,474   $     62,805,083
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                   21,058,942   $    304,529,531      34,650,798   $    469,193,828
Reinvestment of distributions                  1,491,884         21,417,250         448,473          5,938,007
Shares reacquired                            (20,136,420)      (291,637,326)    (12,369,171)      (167,643,035)
--------------------------------------------------------------------------------------------------------------
Increase                                       2,414,406   $     34,309,455      22,730,100   $    307,488,800
--------------------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                                   10,911,566   $    157,386,745      13,726,123   $    185,689,280
Reinvestment of distributions                    505,234          7,243,399         145,732          1,928,799
Shares reacquired                             (7,699,500)      (110,840,275)     (6,283,485)       (84,986,773)
--------------------------------------------------------------------------------------------------------------
Increase                                       3,717,300   $     53,789,869       7,588,370   $    102,631,306
--------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                                    8,617,318   $    124,764,041      22,864,995   $    307,292,237
Reinvestment of distributions                  2,315,717         33,331,027         981,035         13,006,705
Shares reacquired                             (3,744,067)       (54,516,268)     (2,848,219)       (38,520,303)
--------------------------------------------------------------------------------------------------------------
Increase                                       7,188,968   $    103,578,800      20,997,811   $    281,778,639
--------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

12.  SUBSEQUENT EVENT

Effective December 9, 2005, the Facility for the Fund, along with certain other funds managed by Lord Abbett, was increased from $200,000,000 to $250,000,000. The fee for this Facility remains at an annual rate of .08%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT AFFILIATED FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Affiliated Fund, Inc. (the "Company") as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Affiliated Fund, Inc. as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
December 29, 2005

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 54 portfolios or series.

                                   CURRENT POSITION
NAME, ADDRESS AND                  LENGTH OF SERVICE      PRINCIPAL OCCUPATION              OTHER
YEAR OF BIRTH                          WITH FUND         DURING PAST FIVE YEARS         DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
ROBERT S. DOW                   Director since 1995;    Managing Partner and Chief      N/A
Lord, Abbett & Co. LLC          Chairman since 1996     Executive Officer of Lord
90 Hudson Street                                        Abbett since 1996.
Jersey City, NJ 07302
(1945)

                                   ----------

INDEPENDENT DIRECTORS

The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 54 portfolios or series.

                                   CURRENT POSITION
NAME, ADDRESS AND                  LENGTH OF SERVICE      PRINCIPAL OCCUPATION                      OTHER
YEAR OF BIRTH                          WITH FUND         DURING PAST FIVE YEARS                 DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW               Director since 1994     Managing General Partner,       Currently serves as director
Lord, Abbett & Co. LLC                                  Bigelow Media, LLC (since       of Adelphia Communications,
c/o Legal Dept.                                         2000); Senior Adviser, Time     Inc., Crane Co., and Huttig
90 Hudson Street                                        Warner Inc. (1998 - 2000);      Building Products Inc.
Jersey City, NJ 07302                                   Acting Chief Executive Officer
(1941)                                                  of Courtroom Television
                                                        Network (1997 - 1998);
                                                        President and Chief Executive
                                                        Officer of Time Warner Cable
                                                        Programming, Inc. (1991 -
                                                        1997).

WILLIAM H.T. BUSH               Director since 1998     Co-founder and Chairman of the  Currently serves as director
Lord, Abbett & Co. LLC                                  Board of the financial          of WellPoint Inc. (since
c/o Legal Dept.                                         advisory firm of       '        2002), and Engineered Support
90 Hudson Street                                        Bush-O Donnell & Company        Systems, Inc. (since 2000).
Jersey City, NJ 07302                                   (since 1986).
(1938)

                                   CURRENT POSITION
NAME, ADDRESS AND                  LENGTH OF SERVICE      PRINCIPAL OCCUPATION                      OTHER
YEAR OF BIRTH                          WITH FUND         DURING PAST FIVE YEARS                 DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.          Director since 1998     Managing Director of            Currently serves as
c/o Legal Dept.                                         Monitor Clipper Partners        director of Avondale,
Lord, Abbett & Co. LLC                                  (since 1997) and President      Inc. and Interstate
90 Hudson Street                                        of Clipper Asset                Bakeries Corp.
Jersey City, NJ 07302                                   Management Corp. (since
(1942)                                                  1991), both private equity
                                                        investment funds.

JULIE A. HILL                   Director since 2004     Owner and CEO of the            Currently serves as
Lord, Abbett & Co. LLC                                  Hillsdale Companies, a          director of WellPoint
c/o Legal Dept.                                         business consulting firm        Inc.; Resources
90 Hudson Street                                        (since 1998); Founder,          Connection Inc.; and
Jersey City, NJ 07302                                   President and Owner of the      Holcim (US) Inc. (a
(1946)                                                  Hiram-Hill and Hillsdale        subsidiary of Holcim
                                                        Development Companies           Ltd.).
                                                        (1998 - 2000).

FRANKLIN W. HOBBS               Director since 2000     Former Chief Executive          Currently serves as
Lord, Abbett & Co. LLC                                  Officer of Houlihan Lokey       director of Adolph
c/o Legal Dept.                                         Howard & Zukin, an              Coors Company.
90 Hudson Street                                        investment bank
Jersey City, NJ 07302                                   (January 2002 - April 2003);
(1947)                                                  Chairman of Warburg Dillon
                                                        Read (1999 - 2001); Global
                                                        Head of Corporate Finance
                                                        of SBC Warburg Dillon Read
                                                        (1997 - 1999); Chief
                                                        Executive Officer of Dillon,
                                                        Read & Co. (1994 - 1997).

C. ALAN MACDONALD               Director since 1988     Retired - General Business      Currently serves as
Lord, Abbett & Co. LLC                                  and Governance Consulting       director of H.J. Baker
c/o Legal Dept.                                         (since 1992); formerly          (since 2003).
90 Hudson Street                                        President and CEO of Nestle
Jersey City, NJ 07302                                   Foods.
(1933)

THOMAS J. NEFF                  Director since 1982     Chairman of Spencer Stuart      Currently serves as
Lord, Abbett & Co. LLC                                  (U.S.), an executive search-    director of Ace, Ltd.
c/o Legal Dept.                                         consulting firm (since 1996);   (since 1997) and
90 Hudson Street                                        President of Spencer Stuart     Hewitt Associates, Inc.
Jersey City, NJ 07302                                   (1979 - 1996).
(1937)

OFFICERS

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                           CURRENT POSITION       LENGTH OF SERVICE                PRINCIPAL OCCUPATION
YEAR OF BIRTH                          WITH FUND         OF CURRENT POSITION              DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                   Chief Executive         Elected in 1996                 Managing Partner and
(1945)                          Officer and President                                   Chief Executive Officer of
                                                                                        Lord Abbett (since 1996).

SHOLOM DINSKY                   Executive Vice          Elected in 2001                 Partner and Large Cap
(1944)                          President                                               Value Investment
                                                                                        Manager, joined Lord
                                                                                        Abbett in 2000.

KENNETH G. FULLER               Executive Vice          Elected in 2002                 Investment Manager -
(1945)                          President                                               Large Cap Value, joined
                                                                                        Lord Abbett in 2002;
                                                                                        formerly Portfolio Manager
                                                                                        and Senior Vice President
                                                                                        at Pioneer Investment
                                                                                        Management, Inc.

ELI M. SALZMANN                 Executive Vice          Elected in 2000                 Partner and Director of
(1964)                          President                                               Institutional Equity
                                                                                        Investments, joined Lord
                                                                                        Abbett in 1997.

JAMES BERNAICHE                 Chief Compliance        Elected in 2004                 Chief Compliance Officer,
(1956)                          Officer                                                 joined Lord Abbett in
                                                                                        2001; formerly Vice
                                                                                        President and Chief
                                                                                        Compliance Officer with
                                                                                        Credit Suisse Asset
                                                                                        Management.

JOAN A. BINSTOCK                Chief Financial         Elected in 1999                 Partner and Chief
(1954)                          Officer and Vice                                        Operations Officer, joined
                                President                                               Lord Abbett in 1999.

JOHN K. FORST                   Vice President and      Elected in 2005                 Deputy General Counsel,
(1960)                          Assistant Secretary                                     joined Lord Abbett in
                                                                                        2004; prior thereto
                                                                                        Managing Director and
                                                                                        Associate General Counsel
                                                                                        at New York Life
                                                                                        Investment Management
                                                                                        LLC (2002 - 2003);
                                                                                        formerly Attorney at
                                                                                        Dechert LLP (2000 - 2002).

LAWRENCE H. KAPLAN              Vice President and      Elected in 1997                 Partner and General
(1957)                          Secretary                                               Counsel, joined Lord Abbett
                                                                                        in 1997.

ROBERT G. MORRIS                Executive Vice          Elected in 1995                 Partner and Chief
(1944)                          President                                               Investment Officer, joined
                                                                                        Lord Abbett in 1991.

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

NAME AND                           CURRENT POSITION       LENGTH OF SERVICE                PRINCIPAL OCCUPATION
YEAR OF BIRTH                          WITH FUND         OF CURRENT POSITION              DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
A. EDWARD OBERHAUS, III         Vice President          Elected in 1996                 Partner and Manager of
(1959)                                                                                  Equity Trading, joined Lord
                                                                                        Abbett in 1983.

CHRISTINA T. SIMMONS            Vice President and      Elected in 2000                 Assistant General Counsel,
(1957)                          Assistant Secretary                                     joined Lord Abbett in 1999.

BERNARD J. GRZELAK              Treasurer               Elected in 2003                 Director of Fund
(1971)                                                                                  Administration, joined
                                                                                        Lord Abbett in 2003;
                                                                                        formerly Vice President,
                                                                                        Lazard Asset Management
                                                                                        LLC (2000 - 2003); prior
                                                                                        thereto Manager of
                                                                                        Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Fund's Directors. It is available free upon request.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2005, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

TAX INFORMATION

All of the ordinary income distribution paid by the Fund during fiscal 2005 is qualified dividend income. For corporate shareholders, all of the Fund's ordinary income distribution qualified for the dividends received deduction.

Additionally, of the distributions paid to shareholders during the fiscal year ended October 31, 2005, $295,825,224 represents long-term capital gains.

                     This page is intentionally left blank.

[LORD ABBETT(R) LOGO]


 This report when not used for the
general information of shareholders
 of the fund, is to be distributed
only if preceded or accompanied by
    a current fund prospectus.                  Lord Abbett Affiliated Fund, Inc.

Lord Abbett mutual fund shares are
          distributed by                                                                 LAA-2-1005
    LORD ABBETT DISTRIBUTOR LLC                                                             (12/05)

ITEM 2:     CODE OF ETHICS.

      (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended October 31, 2005 (the "Period").

      (b)   Not applicable.

      (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

      (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

      (e)   Not applicable.

      (f) See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:     AUDIT COMMITTEE FINANCIAL EXPERT.

            The Registrant's Board of Directors has determined that each of the following independent Directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended October 31, 2005 and 2004 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                                                    FISCAL YEAR ENDED:
                                                            2005                          2004
Audit Fees {a}                                           $  47,000                     $  47,000
Audit-Related Fees {b}                                       3,084                         2,270
                                                         ---------------------------------------

Total audit and audit-related fees                          50,084                        49,270
                                                         ---------------------------------------
Tax Fees {c}                                                10,625                        11,180
All Other Fees                                                 -0-                           -0-
                                                         ---------------------------------------
   Total Fees                                            $  60,709                     $  60,450
                                                         ---------------------------------------

----------
     {a} Consists of fees for audits of the Registrant's annual financial statements.

     {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

     {c} Fees for the fiscal year ended October 31, 2005 and 2004 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

            - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

            - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended October 31, 2005 and 2004 were:

                                                                     FISCAL YEAR ENDED:
                                                             2005                         2004
All Other Fees {a}                                        $ 165,650                     $ 81,900

----------
     {a} Consist of fees for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's Asset Management Services ("SAS 70 Report").

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended October 31, 2005 and 2004 were:

                                                                    FISCAL YEAR ENDED:
                                                            2005                          2004
All Other Fees                                             $   -0-                       $  -0-

----------
(h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6:     SCHEDULE OF INVESTMENTS.

            Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8:     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            Not applicable.

ITEM 11:    CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:    EXHIBITS.

      (a)(1) Amendments to Code of Ethics - Not applicable.

      (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT AFFILIATED FUND, INC.


                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT AFFILIATED FUND, INC.


                                      /s/ Robert S. Dow
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: December 21, 2005